Sales/transfer of receivables - Summary of Cash Flows Between Transferee and Transferor (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Transfers and Servicing [Abstract]
Collections against securitized receivables/transfers	₨ 99,799.5	$ 1,063.6	₨ 38,841.9
Payments made	86,358.7	920.4	32,758.6
Cash flows on retained interests	13,440.8	$ 143.2	6,083.3
Transferred receivables with continuing involvement	340,489.1		332,411.5	$ 3,628.8
Delinquencies	1,395.3		15.4	14.9
Retained interest	₨ 38,044.0		₨ 37,189.9	$ 405.5